Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	₪ 1,016	₪ 1,683	₪ 2,720
Cost of revenues	(713)	(1,069)	(1,968)
Inventory impairment loss	(377)
Gross (loss) profit	(74)	614	752
Research and development expenses, net	(18,898)	(19,397)	(22,861)
Selling and marketing expenses, net	(3,355)	(4,796)	(3,787)
General and administrative expenses	(8,405)	(9,673)	(8,327)
Operating loss	(30,732)	(33,252)	(34,223)
Financing expenses	(3,506)	(2,785)	(1,219)
Financing income	4,795	1,099	1,607
Financing income (expenses), net	1,289	(1,686)	388
Loss for the year	(29,443)	(34,938)	(33,835)
Comprehensive loss for the year	₪ (29,443)	₪ (34,938)	₪ (33,835)
Basic and diluted loss per share:
Basic loss per share (in New Shekels per share)	₪ (0.01)	₪ (0.3)	₪ (1.08)
Diluted loss per share (in New Shekels per share)	₪ (0.01)	₪ (0.3)	₪ (1.08)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	4,006,539,396	117,908,475	31,380,359
Weighted average of number of shares used to calculate the diluted loss per share (in Shares)	4,006,539,396	117,908,475	31,380,359